UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT VALUE FUND
Schedule of Investments
January 31, 2012 (Unaudited)

Shares/Principal Value	Value

COMMON STOCK - 97.68%

Aerospace/Defense - 0.35%
114,961	Exelis, Inc.	1,148,460

Agricultural - 2.94%
46,404	Monsanto Co.	3,807,448
49,399	Potash Corp. of Saskatchewan, Inc.	2,308,909
64,801	The Mosaic Co.	3,626,912
9,743,269
Autos & Automotive Products - 1.18%
31,635	Advance Auto Parts, Inc.	2,424,506
99,997	Dana Holding Corp. *	1,484,955
3,909,461
Banks, S&Ls and Brokers - 2.08%
304,198	Bank Of America Corp.	2,168,932
153,430	Citigroup, Inc.	4,713,370
6,882,302
Building & Construction - 2.77%
176,038	Foster Wheeler Ltd. *	3,953,813
55,580	Jacobs Engineering Group, Inc. *	2,487,761
127,284	Lennar Corp.	2,735,333
9,176,907
Capital Equipment - 6.66%
49,616	Caterpillar, Inc.	5,414,098
52,117	Deere & Co.	4,489,880
37,887	Flowserve Corp.	4,174,011
63,961	United Technologies Corp.	5,011,344
114,961	Xylem, Inc.	2,978,640
22,067,973
Chemicals - 1.22%
79,485	E.I. du Pont de Nemours & Co.	4,044,992

Consumer Nondurable - 6.22~~%~~
106,130	International Paper Co.	3,304,888
115,531	Philip Morris International, Inc.	8,638,253
115,291	Procter & Gamble Co.	7,267,945
69,548	Sealed Air Corp.	1,386,092
20,597,178
Financial Services - 3.66%
333,600	Invesco Ltd. ADR	7,529,352
78,023	PNC Financial Services Group	4,597,115
12,126,467
Forest Products - 3.27%
62,663	Plum Creek Timber Co., Inc.	2,430,071
419,422	Weyerhaeuser Co.	8,396,828
10,826,899
Healthcare - 4.60%
46,829	Baxter International, Inc.	2,598,073
47,698	Edwards Lifesciences Corp. *	3,943,194
82,954	Genomic Health, Inc. *	2,301,974
72,673	Stryker Corp.	4,028,264
45,654	Unitedhealth Group, Inc.	2,364,421
15,235,926
Industrial Goods - 3.04%
193,624	ABB Ltd. ADR	4,033,188
57,698	Valmont Industries, Inc.	6,053,097
10,086,285
Insurance Agents, Broker & Serv - 1.30%
136,750	Marsh & Mclennan Co., Inc.	4,319,933

International Oil & Gas - 2.34%
192,949	Gran Tierra Energy, Inc. *	1,113,316
172,546	Petrominerales Ltd. *	3,601,663
116,705	Progress Energy Resources Corp.	1,236,070
25,504	Royal Dutch Shell Plc	1,819,965
7,771,014
Life Insurance - 3.85%
191,568	MetLife, Inc.	6,768,097
104,703	Prudential Financial, Inc.	5,993,200
12,761,297
Media & Entertainment - 2.17%
60,008	Arbitron, Inc.	2,142,886
68,708	DTS, Inc. *	1,946,498
16,240	Liberty Media Corp. *	1,338,338
55,448	Rovi Corp. *	1,779,326
7,207,048
Metals & Mining - 2.87%
105,160	Cloud Peak Energy, Inc. *	1,992,782
132,254	Freeport McMoran Copper & Gold, Inc.	6,111,457
86,982	Pretuim Resources, Inc. *	1,422,664
9,526,903
Multi-Industry - 6.50%
304,366	General Electric Co.	5,694,688
102,441	Honeywell International, Inc.	5,945,676
42,480	ITT Corp.	923,515
176,439	Tyco International, Inc.	8,989,567
21,553,446
Natural Gas - 4.76%
34,319	Petroleum Development, Corp. *	1,068,350
32,000	QEP Resources, Inc.	916,480
248,215	Sandridge Energy, Inc. *	1,931,113
112,410	Southwestern Energy Co. *	3,500,447
81,545	Ultra Petroleum Corp. *	1,959,526
186,442	Williams Co., Inc.	5,373,258
62,147	WPX Energy, Inc. *	1,024,183
15,773,357
Oil - 2.91%
43,999	Crescent Point Energy Corp.	2,012,361
115,097	Geo Resources, Inc. *	3,523,119
249,179	Petrobank Energy & Resources Ltd. *	3,469,172
320,075	Petrofrontier Corp. *	635,234
9,639,886
Pharmaceuticals - 6.36%
105,680	Johnson & Johnson	6,965,369
178,048	Merck & Co., Inc.	6,813,897
341,744	Pfizer, Inc.	7,313,322
21,092,588
Precious Metals - 4.55%
143,638	Allied Nevada Gold Corp. *	5,160,913
102,331	Chesapeake Gold Corp. *	1,061,377
42,337	Detour Gold Corp. *	1,183,088
165,234	First Majestic Silver Corp. *	3,415,387
246,863	Yamana Gold, Inc.	4,263,324
15,084,089
Property & Casualty Insurance - 3.88%
121,827	Ace Ltd.	8,479,159
151,674	Allstate Corp.	4,375,795
12,854,954
Retail Stores - 2.14%
264,022	Lowes Co., Inc.	7,083,710

Specialty Chemicals - 4.85%
44,973	3M Co.	3,899,609
44,118	Albemarle Corp.	2,837,229
100,681	FMC Corp.	9,331,115
16,067,953
Technology - 4.78%
103,976	Altera Corp.	4,137,205
6,215	Apple Computer, Inc. *	2,837,023
125,441	Applied Materials, Inc.	1,539,788
165,653	Corning, Inc.	2,131,954
68,150	Power Integrations, Inc.	2,452,037
58,708	Trimble Navigation Ltd. *	2,749,296
15,847,303
Telecommunications - 4.13%
82,084	Adtran, Inc.	2,842,569
70,619	Centurylink, Inc.	2,615,022
145,036	General Cable Corp. *	4,475,811
63,829	Qualcomm, Inc.	3,754,422
13,687,824
Transportation - 1.26%
57,937	Norfolk Southern Corp.	4,183,051

Utilities - 1.04%
57,386	NextEra Energy, Inc.	3,434,552

TOTAL FOR COMMON STOCK (Cost $291,744,602) - 97.68%	$ 323,735,027

SHORT TERM INVESTMENTS - 2.30%
7,637,025	Invesco Short Term Investments Treasury 0.02% ** (Cost $7,637,025)	7,637,025

TOTAL INVESTMENTS (Cost $299,381,627) - 99.99%	$ 331,372,052

OTHER ASSETS LESS LIABILITIES - 0.01%	35,717

NET ASSETS - 100.00%	$ 331,407,769

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.
NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $299,381,627 amounted to $31,990,424, which consisted of aggregate gross unrealized appreciation of $61,068,317 and aggregate gross unrealized depreciation of $29,077,893.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2012:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$323,735,027	$0	$0	$323,735,027
Real Estate Investment Trusts	$0	$0	$0	$0
US Treasury Bills	$0	$0	$0	$0
US Treasury Notes	$0	$0	$0	$0
Cash Equivalents	$7,637,025	$0	$0	$7,637,025
Total	$331,372,052	$0	$0	$331,372,052

	CROFT INCOME FUND
	Schedule of Investments
	January 31, 2012 (Unaudited)

Shares/Principal Value				Value

BOND FUNDS - 2.10%

Taxable Bond Funds - 2.10%
6,200	Alliance Bernstein Global High Income Fund *			$ 93,000
9,600	Templeton Emerging Markets Income Fund *			156,096
4,500	Western Asset Worldwide Income Fund *			63,585

TOTAL FOR BOND FUNDS (Cost $227,527) - 2.10%				$ 312,681

CORPORATE BONDS - 68.26%

Agriculture - 2.70%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27			97,814
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18			118,975
70,000	Bunge Ltd., 5.350%, 4/15/14			73,950
100,000	Potash Corp of Saskatchewan, 5.250%, 5/15/14			109,954
				400,693
Auto & Automotive Products - 1.04%
150,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12			154,138

Building Materials & Housing - 0.86%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15			127,352

Business Services - 1.19%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18			176,411

Capital Goods - 4.41%
150,000	Caterpillar Inc., 7.000%, 12/15/13			166,603
75,000	General Dynamics Corp., 5.250%, 2/1/14			81,594
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18			163,820
100,000	Toro Co. Debentures, 7.800%, 6/15/27			117,229
105,000	United Technologies Corp., 5.375%, 12/15/17			126,125
				655,371
Chemicals - 3.97%
150,000	Albemarle Corp., 5.100%, 2/1/15			161,675
150,000	DuPont EI DE Nemours & Co., 6.000%, 7/15/18			187,052
220,000	Lyondell Chemical Co., 11.000%, 5/1/18			240,900
				589,627
Electric & Gas Utilities - 4.15%
125,000	American Electric Power Corp., 5.250%, 6/1/15			136,333
100,000	Dominion Resources, Inc., 6.250%, 6/30/12			102,208
160,000	Duke Energy Corp., 6.300%, 2/1/14			176,640
185,000	Exelon Corp., 4.900%, 6/15/15			202,076
				617,257
Energy - 6.21%
120,000	Anadarko Petroleum, 7.625%, 3/15/14			133,366
100,000	BP Capital Markets, 3.125%, 10/01/15			106,031
30,000	Conocophillips, 4.750%, 2/1/14			32,484
100,000	Conocophillips Corp., 5.200%, 5/15/18			117,121
100,000	Shell International Finance BV, 4.000%, 3/21/14			107,309
185,000	Sunoco, Inc., 4.875%, 10/15/14			188,865
150,000	Tesoro Corp., 6.625%, 11/1/15			153,375
60,000	Tosco Corp., 7.800%, 1/1/27			84,483
				923,034
Energy Services - 2.07%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18			133,142
65,000	Global Marine, Inc., 7.000%, 6/1/28			67,500
105,000	Weatherford International, Inc., 5.950%, 6/15/12			106,614
				307,256
Financial Services - 12.22%
145,000	Allstate Corp., 6.200%, 5/16/14			161,720
130,000	American Express Credit Co., 5.125%, 8/25/14			141,388
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13			170,652
100,000	Charles Schwab Corp., 4.950%, 6/1/14			108,898
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27			76,966
55,000	Goldman Sachs & Co. - FDIC, 3.250%, 6/15/12			55,639
150,000	JP Morgan Chase & Co. - FDIC, 4.650%, 6/1/14			160,913
60,000	JP Morgan Chase & Co. - FDIC, 5.875%, 6/13/16			65,433
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15			133,852
70,000	Merrill Lynch & Co., 6.150%, 4/25/13			72,789
137,000	Merrill Lynch & Co., 6.875%, 4/25/18			147,845
40,000	Prudential Financial, Inc., 3.625%, 9/17/12			40,691
160,000	Prudential Financial, Inc., 4.500%, 7/15/13			166,719
100,000	PNC Funding Corp., 3.6255, 2/8/15			106,581
90,000	Wells Fargo & Co., 5.125%, 9/1/12			92,028
110,000	Wells Fargo & Co., 4.375%, 1/31/13			114,104
				1,816,218
Food & Drug Producers - 3.04%
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14			108,309
160,000	Pepsico, Inc., 7.900%, 11/1/18			217,934
110,000	Pfizer, Inc., 5.350%, 3/15/15			125,382
				451,625
Gas & Gas Transmission - 1.41%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28			102,480
100,000	Panhandle Eastern Pipeline, 6.050%, 8/15/13			106,762
				209,242
Industrial Goods - 3.78%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27			93,196
206,000	General Electric Co., 5.250%, 12/6/17			240,740
90,000	Honeywell International, Inc., 4.250%, 3/1/13			93,654
115,000	Johnson Controls, Inc., 7.700%, 3/1/15			134,067
				561,657
Media & Entertainment - 6.10%
150,000	Liberty Media Corp., 5.700%, 5/15/13			154,313
186,000	Liberty Media, 8.250%, 2/1/30			183,210
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24			206,004
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23			234,305
110,000	Washington Post Co., 7.250%, 2/1/19			128,670
				906,502
Metals & Mining - 4.27%
127,000	ARCH Western Finance, 6.750%, 7/1/13			127,953
165,000	BHP Billiton Ltd., 5.500%, 4/1/14			182,186
75,000	Freeport McMoran, 8.375%, 4/1/17			79,125
100,000	Nucor Corp., 5.750%, 12/1/17			119,248
125,000	US Steel Corp., 7.000%, 2/1/18			126,406
				634,918
Miscellaneous Consumer Goods & Services - 1.26%
90,000	Brown-Forman Corp., 5.000%, 2/1/14			96,777
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17			91,000
				187,777
Retail Stores - 1.51%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28			39,042
70,000	Auto Zone, Inc., 6.950%, 6/15/16			82,139
90,000	Staples, Inc., 9.750%, 1/15/14			103,143
				224,324
Steel & Iron - 0.61%
90,000	ArcelorMittal, 3.750%, 8/5/15			91,039

Technology - 5.15%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18			45,591
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27			66,356
145,000	Cisco Systems, Inc., 5.500%, 2/22/16			170,340
182,000	Hewlett-Packard Co., 5.500%, 3/1/18			207,092
45,000	Hewlett-Packard Co., 6.125%, 3/1/14			49,039
100,000	IBM Corp., 5.700%, 9/14/17			122,162
100,000	Texas Instruments, Inc., 2.375%, 5/16/16			104,847
				765,427
Telecommunications - 2.31%
150,000	Anixter, 5.950%, 3/1/15			153,375
75,000	AT&T Corp., 4.850%, 2/15/14			80,925
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13			109,497
				343,797

TOTAL FOR CORPORATE BONDS (Cost $9,259,145) - 68.26%				$ 10,143,665

CONVERTIBLE BONDS - 2.66%
130,000	General Cable Corp., 1.000%, 10/15/12			118,950
150,000	General Cable Corp., 0.875%, 11/15/13			144,375
130,000	Medtronic, 1.625%, 4/15/13			131,788
				395,113

TOTAL FOR CONVERTIBLE BONDS (Cost $332,713) - 2.66%				$ 395,113

MUNICIPAL BONDS - 0.78%

General Obligation - 0.78%
105,000	State of California Taxable Build Am, 5.45%, 4/1/15			115,498

TOTAL FOR MUNICIPAL BONDS (Cost $108,661) - 0.78%				$ 115,498

SHORT TERM INVESTMENTS - 24.70%
3,670,763	Invesco Short Term Investments Treasury 0.02% ** (Cost $3,670,763)			3,670,763

TOTAL INVESTMENTS (Cost $13,371,281) - 98.50%				$ 14,637,720

OTHER ASSETS LESS LIABILITIES - 1.50%				222,812

NET ASSETS - 100.00%				$ 14,860,532

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at January 31, 2012.

NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,371,281 amounted to $1,137,606, which consisted of aggregate gross unrealized appreciation of $1,157,242 and aggregate gross unrealized depreciation of $19,636.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2012:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$0	$312,681	$0	$312,681
Corporate Bonds	$0	$10,143,665	$0	$10,143,665
Convertible Bonds	$0	$395,113	$0	$395,113
Municipal Bonds	$0	$115,498	$0	$115,498
Cash Equivalents	$3,670,763	$0	$0	$3,670,763
Total	$3,670,763	$10,966,957	$0	$14,637,720

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 21, 2012

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 21, 2012

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 21, 2012